Operating Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Summary of operating segments
Segment revenue and results
For the year ended December
 31, 2019

	Investment banking	Asset management	Strategic investment	Total
	HK$	HK$	HK$	HK$
Segment revenue (Note 5)
Revenue
—from contract with customers	455,955,912	124,050,364	—	580,006,276
—others	—	—	624,167,735	624,167,735

	455,955,912	124,050,364	624,167,735	1,204,174,011
Segment results	413,354,182	109,182,198	624,167,734	1,146,704,114

Unallocated other income				22,088,780
Unallocated finance costs				(27,705,955)
Corporate and other unallocated expenses				(151,832,967)

Profit before tax				989,253,972

Other segment information
Depreciation				113,919
Capital expenditure				13,710

For the year ended December
 31, 2020

	Investment banking	Asset management	Strategic investment	Total
	HK$	HK$	HK$	HK$
Segment revenue (Note 5)
Revenue
—from contract with customers	376,324,880	230,938,245	—	607,263,125
—others	—	—	511,277,048	511,277,048

	376,324,880	230,938,245	511,277,048	1,118,540,173
Segment results	339,933,098	225,338,122	511,277,048	1,076,548,268

Unallocated other income				111,867,468
Unallocated finance costs				(21,510,079)
Unallocated net changes in fair value on derivative financial liability				7,765,148
Corporate and other unallocated expenses				(173,250,588)

Profit before tax				1,001,420,217

Other segment information
Depreciation				30,374
Capital expenditure				110,734

For the year ended December
 31, 2021

	Investment banking	Asset management	Strategic investment	Total
	HK$	HK$	HK$	HK$
Segment revenue (Note 5)
Revenue
—from contract with customers	597,097,663	83,379,973	—	680,477,636
—others	—	—	717,366,581	717,366,581

	597,097,663	83,379,973	717,366,581	1,397,844,217
Segment results	580,773,498	77,730,949	717,366,581	1,375,871,028

Unallocated other income				125,538,171
Unallocated finance costs				(12,825,923)
Corporate and other unallocated expenses				(157,406,721)

Profit before tax				1,331,176,555

Other segment information
Depreciation				44,226

Summary of segment assets and liabilities
Segment assets and liabilities

	December 31,
	2020	2021
	HK$	HK$
Segment assets
Investment banking	21,976,920	54,763,265
Asset management	265,452,001	182,765,945
Strategic investment	3,280,242,681	3,755,921,604

Total segment assets	3,567,671,602	3,993,450,814
Unallocated corporate assets	6,958,618,685	2,693,387,229

Total assets	10,526,290,287	6,686,838,043

Segment liabilities
Asset management	249,257,201	155,651,880
Unallocated corporate liabilities	552,857,491	742,312,989

Total liabilities	802,114,692	897,964,869

Summary of group's revenue from external customers by geographical areas
The following table sets forth the Group’s revenue
from
contract
with
customer by geographical areas based on the location of the customers:
For the year ended December
 31, 2019

	Investment banking	Asset management	Total
	HK$	HK$	HK$
Hong Kong	118,086,900	21,441,042	139,527,942
Mainland China	300,078,498	92,797,260	392,875,758
United States	30,342,514	3,229,613	33,572,127
Others	7,448,000	6,582,449	14,030,449

	455,955,912	124,050,364	580,006,276

For the year ended December 31, 2020

	Investment banking	Asset management	Total
	HK$	HK$	HK$
Hong Kong	212,766,711	21,836,318	234,603,029
Mainland China	163,447,101	192,391,853	355,838,954
Others	111,068	16,710,074	16,821,142

	376,324,880	230,938,245	607,263,125

For the year ended December 31, 2021

	Investment banking	Asset management	Total
	HK$	HK$	HK$
Hong Kong	567,806,733	13,407,540	581,214,273
Mainland China	29,290,930	66,206,429	95,497,359
Others	—	3,766,004	3,766,004

	597,097,663	83,379,973	680,477,636